Net Income (Loss) Per Ordinary Share (Details) - Schedule of basic and diluted net income (loss) per ordinary share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic And Diluted Net Income Loss Per Ordinary Share [Abstract]
Denominator for dilutive net loss per common share- adjusted weighted-average share	97,820,782	33,031,205	10,448,218
Dilutive net loss per common share	$ (0.28)	$ (1.15)	$ (3.25)